INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 435,973,036		$ 468,450,655
Acquisition costs of operating limited partnerships	25,929,137		29,435,629
Cumulative distributions from operating limited partnerships	(3,187,008)		(3,169,469)
Cumulative impairment loss in investments in operating limited partnerships	(216,038,394)		(226,099,776)
Cumulative losses from operating limited partnerships	(237,348,070)		(255,011,101)
Investments in operating limited partnerships per balance sheet	5,328,701		13,605,938
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(2,570,666)		(3,160,003)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,142,502)		(4,063,046)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,117,450		1,326,821
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(87,884,506)		(83,929,078)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,300,991		1,326,492
Cumulative impairment loss in investments in operating limited partnerships	216,038,394		226,099,776
Other	(2,313,297)		(2,557,875)
Equity per operating limited partnerships' combined financial statements	126,874,565	126,874,565	148,649,025	148,649,025
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	5,333,121		6,699,980
Acquisition costs of operating limited partnerships	719,243		861,676
Cumulative distributions from operating limited partnerships	(26,017)		(33,517)
Cumulative impairment loss in investments in operating limited partnerships	(1,333,677)		(1,648,785)
Cumulative losses from operating limited partnerships	(4,692,670)		(5,879,354)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	90,622		86,256
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,054,043)		(2,747,749)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,576		7,898
Cumulative impairment loss in investments in operating limited partnerships	1,333,677		1,648,785
Other	(41,692)		(20,933)
Equity per operating limited partnerships' combined financial statements	(1,664,860)	(1,664,860)	(1,025,743)	(1,025,743)
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,570,455		3,762,893
Acquisition costs of operating limited partnerships	590,143		602,529
Cumulative distributions from operating limited partnerships	(22,441)		(22,441)
Cumulative impairment loss in investments in operating limited partnerships	(118,301)		(118,301)
Cumulative losses from operating limited partnerships	(4,019,856)		(4,224,680)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	221,074		219,339
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,584,152)		(2,799,954)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	118,301		118,301
Other	(170,410)		(164,829)
Equity per operating limited partnerships' combined financial statements	(2,415,187)	(2,415,187)	(2,627,143)	(2,627,143)
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,854,180		4,561,122
Acquisition costs of operating limited partnerships	455,092		556,775
Cumulative distributions from operating limited partnerships	0		(2,987)
Cumulative impairment loss in investments in operating limited partnerships	(1,618,823)		(1,725,087)
Cumulative losses from operating limited partnerships	(2,690,449)		(3,389,823)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(384,587)		(481,359)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)		(157,772)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824		25,824
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,708,122)		(2,729,559)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,618,823		1,725,087
Other	(86,354)		(136,248)
Equity per operating limited partnerships' combined financial statements	(692,188)	(692,188)	(1,754,027)	(1,754,027)
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,391,895		10,391,895
Acquisition costs of operating limited partnerships	1,552,411		1,552,411
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(6,353,837)		(6,344,121)
Cumulative losses from operating limited partnerships	(5,590,469)		(5,600,185)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(11,581)		(11,581)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(62,597)		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	54,934		54,934
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,436,164)		(2,074,441)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	34,901		34,901
Cumulative impairment loss in investments in operating limited partnerships	6,353,837		6,344,121
Other	(112,531)		(112,529)
Equity per operating limited partnerships' combined financial statements	3,820,799	3,820,799	4,172,808	4,172,808
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	4,404,391		6,663,058
Acquisition costs of operating limited partnerships	562,541		867,087
Cumulative distributions from operating limited partnerships	(34,932)		(34,932)
Cumulative impairment loss in investments in operating limited partnerships	(1,636,215)		(2,395,773)
Cumulative losses from operating limited partnerships	(3,295,785)		(5,099,440)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(91,548)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	841		37,933
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,148,403)		(3,181,496)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,688		23,202
Cumulative impairment loss in investments in operating limited partnerships	1,636,215		2,395,773
Other	128,312		138,307
Equity per operating limited partnerships' combined financial statements	(498,053)	(498,053)	(707,987)	(707,987)
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,805,566		3,949,669
Acquisition costs of operating limited partnerships	508,635		530,964
Cumulative distributions from operating limited partnerships	(69,547)		(69,547)
Cumulative impairment loss in investments in operating limited partnerships	(3,245,521)		(3,403,453)
Cumulative losses from operating limited partnerships	(999,133)		(1,007,633)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239		31,239
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(467,648)		(476,326)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,245,521		3,403,453
Other	(66,326)		(55,777)
Equity per operating limited partnerships' combined financial statements	2,742,786	2,742,786	2,902,589	2,902,589
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	11,884,296		15,248,303
Acquisition costs of operating limited partnerships	1,664,905		2,125,402
Cumulative distributions from operating limited partnerships	(69,380)		(69,380)
Cumulative impairment loss in investments in operating limited partnerships	(4,338,427)		(5,322,693)
Cumulative losses from operating limited partnerships	(9,141,394)		(11,981,632)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(70,440)		(70,440)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(59,837)		(59,837)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	114,788		114,788
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,296,972)		(6,192,769)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	187,072		187,072
Cumulative impairment loss in investments in operating limited partnerships	4,338,427		5,322,693
Other	(105,757)		(95,517)
Equity per operating limited partnerships' combined financial statements	(892,719)	(892,719)	(794,010)	(794,010)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,048,578		13,173,497
Acquisition costs of operating limited partnerships	1,450,069		1,913,345
Cumulative distributions from operating limited partnerships	(14,167)		(52,749)
Cumulative impairment loss in investments in operating limited partnerships	(4,558,902)		(6,453,941)
Cumulative losses from operating limited partnerships	(6,925,578)		(8,580,152)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(286,388)		(286,388)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(449,204)		(369,748)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	204,661		266,164
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,965,626)		(2,149,024)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	4,558,902		6,453,941
Other	(276,370)		(217,897)
Equity per operating limited partnerships' combined financial statements	1,785,975	1,785,975	3,697,048	3,697,048
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	23,441,799		25,336,641
Acquisition costs of operating limited partnerships	3,437,921		3,716,071
Cumulative distributions from operating limited partnerships	(553,358)		(553,380)
Cumulative impairment loss in investments in operating limited partnerships	(16,476,882)		(16,711,233)
Cumulative losses from operating limited partnerships	(9,849,480)		(11,788,099)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(233,630)		(233,630)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)		(665,053)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	79,180		99,756
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,221,023)		(3,317,018)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284		116,284
Cumulative impairment loss in investments in operating limited partnerships	16,476,882		16,711,233
Other	(563,831)		(436,019)
Equity per operating limited partnerships' combined financial statements	10,988,809	10,988,809	12,275,553	12,275,553
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	20,972,330		28,419,361
Acquisition costs of operating limited partnerships	3,024,114		4,100,111
Cumulative distributions from operating limited partnerships	(20,179)		(26,816)
Cumulative impairment loss in investments in operating limited partnerships	(5,875,856)		(10,932,738)
Cumulative losses from operating limited partnerships	(18,100,409)		(21,559,918)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(83,498)		(158,645)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(596,128)		(596,128)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	204,728		265,241
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,179,789)		(7,193,417)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,039		7,039
Cumulative impairment loss in investments in operating limited partnerships	5,875,856		10,932,738
Other	(91,528)		(104,030)
Equity per operating limited partnerships' combined financial statements	(1,863,320)	(1,863,320)	3,152,798	3,152,798
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,904,236		13,904,236
Acquisition costs of operating limited partnerships	1,439,788		1,439,788
Cumulative distributions from operating limited partnerships	(53,204)		(53,204)
Cumulative impairment loss in investments in operating limited partnerships	(6,613,997)		(6,609,159)
Cumulative losses from operating limited partnerships	(8,676,823)		(8,681,661)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(135,225)		(135,225)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(235,701)		(235,701)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,318,142)		(2,714,894)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	7,712		7,712
Cumulative impairment loss in investments in operating limited partnerships	6,613,997		6,609,159
Other	1,847		5,620
Equity per operating limited partnerships' combined financial statements	2,934,488	2,934,488	3,536,671	3,536,671
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,008,435		25,644,054
Acquisition costs of operating limited partnerships	3,165,164		3,688,096
Cumulative distributions from operating limited partnerships	(31,404)		(66,005)
Cumulative impairment loss in investments in operating limited partnerships	(11,182,057)		(14,021,758)
Cumulative losses from operating limited partnerships	(13,960,138)		(15,244,387)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(47,462)		(67,462)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	89,559		125,347
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,965,109)		(7,706,614)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562		30,562
Cumulative impairment loss in investments in operating limited partnerships	11,182,057		14,021,758
Other	(342,863)		(341,543)
Equity per operating limited partnerships' combined financial statements	2,869,144	2,869,144	5,984,448	5,984,448
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	29,433,847		29,567,115
Acquisition costs of operating limited partnerships	3,834,299		3,834,299
Cumulative distributions from operating limited partnerships	(101,211)		(101,211)
Cumulative impairment loss in investments in operating limited partnerships	(14,763,087)		(14,759,194)
Cumulative losses from operating limited partnerships	(18,403,848)		(18,541,009)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(172,318)		(292,046)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(1,284,335)		(1,284,335)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,317,426)		(5,680,810)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	38,357		38,357
Cumulative impairment loss in investments in operating limited partnerships	14,763,087		14,759,194
Other	322,700		348,700
Equity per operating limited partnerships' combined financial statements	7,350,065	7,350,065	7,889,060	7,889,060
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	14,744,596		14,744,596
Acquisition costs of operating limited partnerships	1,349,820		1,349,820
Cumulative distributions from operating limited partnerships	(30,285)		(30,285)
Cumulative impairment loss in investments in operating limited partnerships	(9,162,728)		(9,101,023)
Cumulative losses from operating limited partnerships	(6,901,403)		(6,963,108)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(179,468)		(179,468)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(167,193)		(167,193)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,659,844)		(2,093,741)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	9,684		9,684
Cumulative impairment loss in investments in operating limited partnerships	9,162,728		9,101,023
Other	(42,784)		(39,291)
Equity per operating limited partnerships' combined financial statements	6,123,123	6,123,123	6,631,014	6,631,014
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,921,365		23,771,378
Acquisition costs of operating limited partnerships	2,174,992		2,297,255
Cumulative distributions from operating limited partnerships	(20,308)		(26,077)
Cumulative impairment loss in investments in operating limited partnerships	(10,625,803)		(11,601,216)
Cumulative losses from operating limited partnerships	(14,450,246)		(14,441,340)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(38,698)		(38,698)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)		(295,534)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,821,899)		(4,593,961)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464		6,464
Cumulative impairment loss in investments in operating limited partnerships	10,625,803		11,601,216
Other	(274,264)		(257,710)
Equity per operating limited partnerships' combined financial statements	4,201,872	4,201,872	6,421,777	6,421,777
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	20,689,083		20,689,083
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(30,252)		(30,252)
Cumulative impairment loss in investments in operating limited partnerships	(11,273,719)		(11,273,719)
Cumulative losses from operating limited partnerships	(9,385,112)		(9,385,112)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,511,421)		(2,825,313)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,017		78,017
Cumulative impairment loss in investments in operating limited partnerships	11,273,719		11,273,719
Other	7,538		19,992
Equity per operating limited partnerships' combined financial statements	7,847,853	7,847,853	8,546,415	8,546,415
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,848,639		13,848,639
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(116,200)		(116,200)
Cumulative impairment loss in investments in operating limited partnerships	(7,246,265)		(7,216,579)
Cumulative losses from operating limited partnerships	(6,486,174)		(6,515,860)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(14,791)		(14,791)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,659,966)		(1,170,643)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,370		1,370
Cumulative impairment loss in investments in operating limited partnerships	7,246,265		7,216,579
Other	(99,055)		(76,402)
Equity per operating limited partnerships' combined financial statements	5,473,823	5,473,823	5,956,113	5,956,113
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,424,489		18,424,489
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(202,524)		(202,524)
Cumulative impairment loss in investments in operating limited partnerships	(7,792,558)		(8,855,671)
Cumulative losses from operating limited partnerships	(10,429,407)		(9,366,294)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(155,365)		(155,365)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,441,485)		(5,018,176)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810		303,810
Cumulative impairment loss in investments in operating limited partnerships	7,792,558		8,855,671
Other	(57,600)		(8,607)
Equity per operating limited partnerships' combined financial statements	1,441,918	1,441,918	3,977,333	3,977,333
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	18,852,167		18,852,167
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(531,129)		(531,129)
Cumulative impairment loss in investments in operating limited partnerships	(10,527,541)		(10,498,790)
Cumulative losses from operating limited partnerships	(7,793,497)		(7,822,248)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,627,297)		(3,181,015)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	59,461		59,461
Cumulative impairment loss in investments in operating limited partnerships	10,527,541		10,498,790
Other	(328,344)		(266,828)
Equity per operating limited partnerships' combined financial statements	6,631,361	6,631,361	7,110,408	7,110,408
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	16,699,847		16,699,847
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(224,758)		(224,758)
Cumulative impairment loss in investments in operating limited partnerships	(7,438,510)		(7,420,197)
Cumulative losses from operating limited partnerships	(9,036,579)		(9,054,892)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,876,967)		(3,282,894)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	279,219		279,219
Cumulative impairment loss in investments in operating limited partnerships	7,438,510		7,420,197
Other	(82,953)		(71,431)
Equity per operating limited partnerships' combined financial statements	3,757,809	3,757,809	4,345,091	4,345,091
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,336,992		19,336,992
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(53,094)		(53,094)
Cumulative impairment loss in investments in operating limited partnerships	(10,639,800)		(10,596,325)
Cumulative losses from operating limited partnerships	(8,644,098)		(8,687,573)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(25,172)		(25,172)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,365,798)		(639,318)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811		78,811
Cumulative impairment loss in investments in operating limited partnerships	10,639,800		10,596,325
Other	(171,079)		(159,009)
Equity per operating limited partnerships' combined financial statements	9,156,562	9,156,562	9,851,637	9,851,637
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	17,319,216		17,340,487
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(58,012)		(58,012)
Cumulative impairment loss in investments in operating limited partnerships	(7,005,127)		(6,968,657)
Cumulative losses from operating limited partnerships	(10,256,077)		(10,313,818)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,219,955)		(1,480,788)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,049		1,049
Cumulative impairment loss in investments in operating limited partnerships	7,005,127		6,968,657
Other	(230,969)		(221,822)
Equity per operating limited partnerships' combined financial statements	4,521,445	4,521,445	5,233,289	5,233,289
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,690,646		19,690,646
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(111,750)		(109,245)
Cumulative impairment loss in investments in operating limited partnerships	(10,428,111)		(10,059,798)
Cumulative losses from operating limited partnerships	(9,150,785)		(9,411,685)
Investments in operating limited partnerships per balance sheet	0		109,918
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(409,845)		(409,845)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,319,513)		(1,497,482)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	20,012		20,012
Cumulative impairment loss in investments in operating limited partnerships	10,428,111		10,059,798
Other	194,228		(65,078)
Equity per operating limited partnerships' combined financial statements	7,912,993	7,912,993	8,217,323	8,217,323
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	26,617,048		26,617,048
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(337,804)		(289,277)
Cumulative impairment loss in investments in operating limited partnerships	(13,050,566)		(11,853,725)
Cumulative losses from operating limited partnerships	(13,050,348)		(13,006,138)
Investments in operating limited partnerships per balance sheet	178,330		1,467,908
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(121,319)		(143,165)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,380,028)		(1,834,207)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	13,050,566		11,853,725
Other	243,042		(149,571)
Equity per operating limited partnerships' combined financial statements	10,970,591	10,970,591	11,194,690	11,194,690
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	15,745,838		19,381,437
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,763)		(49,763)
Cumulative impairment loss in investments in operating limited partnerships	(6,453,489)		(8,041,733)
Cumulative losses from operating limited partnerships	(9,242,586)		(10,210,723)
Investments in operating limited partnerships per balance sheet	0		1,079,218
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	0		(255,844)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,122,647)		(6,568,883)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		2,230
Cumulative impairment loss in investments in operating limited partnerships	6,453,489		8,041,733
Other	(40,728)		(27,388)
Equity per operating limited partnerships' combined financial statements	3,290,114	3,290,114	2,271,066	2,271,066
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	25,706,915		29,408,956
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(305,087)		(263,099)
Cumulative impairment loss in investments in operating limited partnerships	(14,657,544)		(12,456,025)
Cumulative losses from operating limited partnerships	(8,739,792)		(11,736,285)
Investments in operating limited partnerships per balance sheet	2,004,492		4,953,547
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(194,482)		(778,586)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,309		28,744
Cumulative impairment loss in investments in operating limited partnerships	14,657,544		12,456,025
Other	(11,108)		(21,194)
Equity per operating limited partnerships' combined financial statements	16,350,030	16,350,030	16,508,811	16,508,811
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	22,323,066		22,323,066
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(120,202)		(99,585)
Cumulative impairment loss in investments in operating limited partnerships	(11,621,051)		(9,710,082)
Cumulative losses from operating limited partnerships	(7,435,934)		(6,518,052)
Investments in operating limited partnerships per balance sheet	3,145,879		5,995,347
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 & 2013 which have not been included in the partnership's capital account included in the operating limited partnership's financial statements as of December 31, 2013 & 2012 (see note A).	(7,189)		(7,189)
The Fund has recorded acquisition costs at March 31, 2014 & 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(20,585)		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	11,621,051		9,710,082
Other	(14,418)		(20,841)
Equity per operating limited partnerships' combined financial statements	$ 14,729,332	$ 14,729,332	$ 15,681,993	$ 15,681,993